Quarterly Holdings Report
for
Fidelity® Series Sustainable Emerging Markets Fund
January 31, 2025
SMK-NPRT1-0425
1.9908944.101
Common Stocks - 97.9%
	Shares	Value ($)
BRAZIL - 5.4%
Consumer Discretionary - 1.1%
Broadline Retail - 0.4%
MercadoLibre Inc (a)	20	38,444
Household Durables - 0.2%
Cury Construtora e Incorporadora SA	5,785	21,402
Specialty Retail - 0.4%
Automob Participacoes SA	4,375	232
Lojas Renner SA	15,500	36,204
		36,436
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	1,900	11,102
TOTAL CONSUMER DISCRETIONARY		107,384

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Raia Drogasil SA	17,173	61,974
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleo Brasileiro SA ADR	1,144	14,758
Petroleo Brasileiro SA ADR	1,464	20,803
PRIO SA/Brazil (a)	600	4,208
		39,769
Financials - 1.1%
Banks - 1.1%
Itau Unibanco Holding SA	1,600	9,257
Itau Unibanco Holding SA ADR	16,385	95,033
NU Holdings Ltd/Cayman Islands Class A (a)	427	5,653
		109,943
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Hapvida Participacoes e Investimentos S/A (a)(b)(c)	77,801	32,217
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	5,360	28,313
Materials - 0.2%
Paper & Forest Products - 0.2%
Dexco SA	16,900	17,062
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LOG Commercial Properties e Participacoes SA	2,700	8,732
Utilities - 1.3%
Electric Utilities - 0.4%
Equatorial Energia SA rights 2/13/2025 (a)	11	9
Isa Energia Brasil sa	8,414	34,266
		34,275
Independent Power and Renewable Electricity Producers - 0.7%
Engie Brasil Energia SA	11,175	70,369
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,100	17,801
TOTAL UTILITIES		122,445

TOTAL BRAZIL		527,839
CANADA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Capstone Copper Corp (a)	4,457	24,963
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	1,764	37,729
CHINA - 28.8%
Communication Services - 5.9%
Entertainment - 0.4%
Beijing Enlight Media Co Ltd A Shares (China)	5,700	7,513
Netease Inc ADR	323	33,221
		40,734
Interactive Media & Services - 5.5%
Bilibili Inc ADR (a)	929	15,533
Kanzhun Ltd ADR (a)	1,116	16,082
Kuaishou Technology B Shares (a)(b)(c)	1,600	8,644
Tencent Holdings Ltd	9,370	493,005
		533,264
TOTAL COMMUNICATION SERVICES		573,998

Consumer Discretionary - 8.8%
Automobile Components - 0.2%
Fuyao Glass Industry Group Co Ltd A Shares (China)	1,300	10,724
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China) (a)	2,800	13,529
		24,253
Automobiles - 1.1%
BYD Co Ltd H Shares	1,210	42,520
Li Auto Inc A Shares (a)	3,600	42,372
Li Auto Inc ADR (a)	385	9,016
ZEEKR Intelligent Technology Holding Ltd ADR (a)	455	11,894
		105,802
Broadline Retail - 1.9%
JD.com Inc A Shares	4,358	88,645
JD.com Inc ADR	2,438	99,276
		187,921
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc ADR	705	34,376
Hotels, Restaurants & Leisure - 3.9%
Meituan B Shares (a)(b)(c)	9,150	174,148
TravelSky Technology Ltd H Shares	13,198	16,210
Trip.com Group Ltd (a)	400	28,094
Trip.com Group Ltd ADR (a)	1,576	110,588
Yum China Holdings Inc	1,035	47,869
		376,909
Household Durables - 1.2%
Haier Smart Home Co Ltd A Shares (China)	10,700	41,090
Haier Smart Home Co Ltd H Shares	22,571	74,655
		115,745
Textiles, Apparel & Luxury Goods - 0.1%
Li Ning Co Ltd	5,500	11,308
TOTAL CONSUMER DISCRETIONARY		856,314

Consumer Staples - 1.2%
Beverages - 0.6%
China Resources Beer Holdings Co Ltd	6,500	19,706
Kweichow Moutai Co Ltd A Shares (China)	200	39,809
Tsingtao Brewery Co Ltd H Shares	320	1,963
		61,478
Consumer Staples Distribution & Retail - 0.1%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	2,500	7,891
Food Products - 0.3%
Uni-President China Holdings Ltd	25,000	25,251
Personal Care Products - 0.2%
Proya Cosmetics Co Ltd A Shares (China)	1,700	19,740
TOTAL CONSUMER STAPLES		114,360

Financials - 5.6%
Banks - 3.9%
Bank of Ningbo Co Ltd A Shares (China)	400	1,460
China Construction Bank Corp H Shares	333,178	271,112
China Merchants Bank Co Ltd H Shares	20,000	109,473
		382,045
Insurance - 1.7%
China Life Insurance Co Ltd H Shares	34,358	63,408
Ping An Insurance Group Co of China Ltd H Shares	18,006	101,386
		164,794
TOTAL FINANCIALS		546,839

Health Care - 2.0%
Biotechnology - 1.0%
Beigene Ltd ADR (a)	111	24,974
Innovent Biologics Inc (a)(b)(c)	7,262	30,802
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (a)	500	10,222
Zai Lab Ltd (a)	6,145	16,687
Zai Lab Ltd ADR (a)	706	19,197
		101,882
Health Care Equipment & Supplies - 0.5%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	1,400	45,107
Health Care Providers & Services - 0.1%
Sinopharm Group Co Ltd H Shares	6,719	17,720
Pharmaceuticals - 0.4%
China Medical System Holdings Ltd	4,000	3,603
Hansoh Pharmaceutical Group Co Ltd (b)(c)	14,000	32,126
		35,729
TOTAL HEALTH CARE		200,438

Industrials - 2.0%
Air Freight & Logistics - 0.2%
ZTO Express Cayman Inc Class A ADR	1,137	21,216
Construction & Engineering - 0.6%
China Communications Services Corp Ltd H Shares	50,735	28,780
Sinopec Engineering Group Co Ltd H Shares	32,900	26,263
		55,043
Electrical Equipment - 0.6%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,700	60,723
Machinery - 0.6%
Haitian International Holdings Ltd	755	2,001
Shenzhen Inovance Technology Co Ltd A Shares (China)	4,800	40,037
Sinotruk Hong Kong Ltd	7,282	21,168
		63,206
TOTAL INDUSTRIALS		200,188

Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	794	19,836
Flat Glass Group Co Ltd A Shares (China)	1,700	4,497
		24,333
Software - 0.0%
Glodon Co Ltd A Shares (China)	2,900	4,703
Technology Hardware, Storage & Peripherals - 1.6%
Xiaomi Corp B Shares (a)(b)(c)	28,800	144,347
TOTAL INFORMATION TECHNOLOGY		173,383

Materials - 0.4%
Construction Materials - 0.4%
China Jushi Co Ltd A Shares (China)	24,500	38,320
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Guangdong Land Holdings Ltd (a)	4,238	109
KE Holdings Inc ADR	1,240	21,613
		21,722
Utilities - 0.9%
Gas Utilities - 0.9%
China Gas Holdings Ltd	26,315	21,749
ENN Energy Holdings Ltd	5,187	34,982
Kunlun Energy Co Ltd	25,844	24,710
		81,441
Water Utilities - 0.0%
Guangdong Investment Ltd	5,959	4,497
TOTAL UTILITIES		85,938

TOTAL CHINA		2,811,500
GREECE - 0.9%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
OPAP SA	1,855	31,867
Financials - 0.6%
Banks - 0.6%
Alpha Services and Holdings SA	19,619	36,310
Piraeus Financial Holdings SA	5,212	23,581
		59,891
TOTAL GREECE		91,758
HONG KONG - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (a)	61,876	3,613
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	766	6,985
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Kerry Properties Ltd	15,052	29,556
TOTAL HONG KONG		40,154
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
OTP Bank Nyrt	51	3,156
INDIA - 13.6%
Consumer Discretionary - 0.8%
Automobiles - 0.1%
Mahindra & Mahindra Ltd GDR (c)	272	9,357
Hotels, Restaurants & Leisure - 0.7%
MakeMyTrip Ltd (a)	644	70,370
TOTAL CONSUMER DISCRETIONARY		79,727

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Reliance Industries Ltd GDR (b)	5,353	314,221
Financials - 6.7%
Banks - 6.7%
Axis Bank Ltd GDR (c)	2,938	166,878
HDFC Bank Ltd ADR	3,314	200,961
ICICI Bank Ltd ADR	9,733	279,046
		646,885
Industrials - 1.0%
Construction & Engineering - 1.0%
Larsen & Toubro Ltd GDR (c)	2,406	98,405
Information Technology - 1.8%
IT Services - 1.8%
Infosys Ltd ADR	8,133	178,519
TOTAL INDIA		1,317,757
INDONESIA - 1.9%
Consumer Staples - 0.2%
Food Products - 0.2%
First Resources Ltd	17,400	18,528
Financials - 1.7%
Banks - 1.7%
Bank Central Asia Tbk PT	217,230	125,490
Bank Rakyat Indonesia Persero Tbk PT	167,966	43,373
		168,863
TOTAL INDONESIA		187,391
KOREA (SOUTH) - 9.4%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.1%
KT Corp	532	17,408
Interactive Media & Services - 1.2%
Kakao Corp	644	16,854
NAVER Corp	651	96,100
		112,954
TOTAL COMMUNICATION SERVICES		130,362

Consumer Discretionary - 0.9%
Automobiles - 0.4%
Hyundai Motor Co	54	7,576
Kia Corp	446	31,023
		38,599
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (a)(b)(c)	222	5,750
Household Durables - 0.5%
Coway Co Ltd	849	44,771
TOTAL CONSUMER DISCRETIONARY		89,120

Consumer Staples - 0.2%
Personal Care Products - 0.2%
Amorepacific Corp	256	22,656
Financials - 1.7%
Banks - 1.2%
Hana Financial Group Inc	542	22,363
KB Financial Group Inc	1,549	96,739
		119,102
Financial Services - 0.0%
Kakao Pay Corp (a)	196	3,606
Insurance - 0.5%
Samsung Fire & Marine Insurance Co Ltd	47	12,228
Samsung Life Insurance Co Ltd	525	31,934
		44,162
TOTAL FINANCIALS		166,870

Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Samsung Biologics Co Ltd (a)(b)(c)	59	43,498
Industrials - 0.4%
Electrical Equipment - 0.2%
LS Electric Co Ltd	114	17,951
Industrial Conglomerates - 0.2%
LG Corp	382	19,521
TOTAL INDUSTRIALS		37,472

Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 1.3%
SK Hynix Inc	971	130,311
Technology Hardware, Storage & Peripherals - 3.2%
Samsung Electronics Co Ltd	8,529	303,637
TOTAL INFORMATION TECHNOLOGY		433,948

TOTAL KOREA (SOUTH)		923,926
MALAYSIA - 1.8%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
MR DIY Group M Bhd (b)(c)	104,000	39,106
Financials - 1.0%
Banks - 1.0%
CIMB Group Holdings Bhd	50,700	91,064
Utilities - 0.4%
Electric Utilities - 0.4%
Tenaga Nasional Bhd	11,300	34,463
Multi-Utilities - 0.0%
YTL Power International Bhd	11,400	7,979
TOTAL UTILITIES		42,442

TOTAL MALAYSIA		172,612
MEXICO - 1.8%
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Wal-Mart de Mexico SAB de CV Series V	31,423	81,461
Food Products - 0.0%
Gruma SAB de CV Series B	239	4,142
TOTAL CONSUMER STAPLES		85,603

Financials - 0.8%
Banks - 0.8%
Grupo Financiero Banorte SAB de CV	11,591	80,100
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV Series B	805	14,879
TOTAL MEXICO		180,582
PANAMA - 0.2%
Industrials - 0.2%
Passenger Airlines - 0.2%
Copa Holdings SA Class A	190	17,712
PHILIPPINES - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Ayala Land Inc	40,000	15,207
SM Prime Holdings Inc	38,800	15,332

TOTAL PHILIPPINES		30,539
POLAND - 1.2%
Communication Services - 0.2%
Entertainment - 0.2%
CD Projekt SA	466	24,191
Consumer Discretionary - 1.0%
Broadline Retail - 0.8%
Allegro.eu SA (a)(b)(c)	9,991	73,720
Textiles, Apparel & Luxury Goods - 0.2%
LPP SA	6	24,287
TOTAL POLAND		122,198
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	560	3,432
SAUDI ARABIA - 3.0%
Financials - 2.7%
Banks - 2.4%
Al Rajhi Bank	4,863	128,360
Alinma Bank	7,317	58,232
Saudi National Bank/The	5,483	49,996
		236,588
Insurance - 0.3%
Bupa Arabia for Cooperative Insurance Co	578	28,663
TOTAL FINANCIALS		265,251

Materials - 0.3%
Chemicals - 0.3%
SABIC Agri-Nutrients Co	1,074	32,930
TOTAL SAUDI ARABIA		298,181
SOUTH AFRICA - 4.2%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Pepkor Holdings Ltd (b)(c)	43,079	59,373
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Pick n Pay Stores Ltd (a)	16,046	24,502
Shoprite Holdings Ltd	4,609	70,353
		94,855
Financials - 2.0%
Banks - 1.0%
Absa Group Ltd	852	8,451
Capitec Bank Holdings Ltd	466	74,196
Standard Bank Group Ltd	1,311	15,283
		97,930
Financial Services - 1.0%
FirstRand Ltd	24,386	99,215
TOTAL FINANCIALS		197,145

Industrials - 0.4%
Industrial Conglomerates - 0.4%
Bidvest Group Ltd	2,914	39,752
Materials - 0.2%
Metals & Mining - 0.2%
Impala Platinum Holdings Ltd (a)	4,430	24,315
TOTAL SOUTH AFRICA		415,440
TAIWAN - 20.6%
Consumer Staples - 0.6%
Food Products - 0.6%
Uni-President Enterprises Corp	26,473	62,422
Financials - 2.4%
Banks - 0.9%
CTBC Financial Holding Co Ltd	73,000	86,291
Financial Services - 0.2%
Chailease Holding Co Ltd	5,472	18,962
Insurance - 1.3%
Cathay Financial Holding Co Ltd	65,000	130,153
TOTAL FINANCIALS		235,406

Industrials - 0.4%
Electrical Equipment - 0.4%
Bizlink Holding Inc	2,225	41,817
Information Technology - 17.2%
Communications Equipment - 0.2%
Accton Technology Corp	1,000	22,804
Electronic Equipment, Instruments & Components - 1.5%
Chroma ATE Inc	2,000	22,367
Delta Electronics Inc	2,000	25,880
E Ink Holdings Inc	3,000	25,007
Hon Hai Precision Industry Co Ltd	14,000	74,239
		147,493
Semiconductors & Semiconductor Equipment - 15.2%
ASE Technology Holding Co Ltd	8,242	42,485
King Yuan Electronics Co Ltd	1,755	5,832
MediaTek Inc	2,000	86,016
Taiwan Semiconductor Manufacturing Co Ltd	40,437	1,340,193
		1,474,526
Technology Hardware, Storage & Peripherals - 0.3%
Asia Vital Components Co Ltd	1,073	17,942
Quanta Computer Inc	1,000	7,873
		25,815
TOTAL INFORMATION TECHNOLOGY		1,670,638

TOTAL TAIWAN		2,010,283
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (a)	20,766	24,460
THAILAND - 0.2%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
CP ALL PCL	11,000	16,882
TURKEY - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
Oyak Cimento Fabrikalari AS	13,058	8,838
UNITED ARAB EMIRATES - 2.0%
Energy - 0.3%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	22,390	32,917
Financials - 1.5%
Banks - 1.5%
Abu Dhabi Commercial Bank PJSC	33,999	110,891
Abu Dhabi Islamic Bank PJSC	8,978	38,131
		149,022
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Emaar Properties PJSC	4,425	16,264
TOTAL UNITED ARAB EMIRATES		198,203
UNITED KINGDOM - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc	965	29,153
Anglogold Ashanti Plc (South Africa)	1,307	39,355

TOTAL UNITED KINGDOM		68,508
UNITED STATES - 0.5%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Tenaris SA ADR	106	3,994
Materials - 0.5%
Construction Materials - 0.5%
Titan Cement International SA	1,031	49,307
TOTAL UNITED STATES		53,301
TOTAL COMMON STOCKS (Cost $8,746,056)		9,587,344

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Hyundai Motor Co Series 2 (Cost $23,013)	261	29,604

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $148,503)	4.37	148,474	148,503

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $8,917,572)	9,765,451
NET OTHER ASSETS (LIABILITIES) - 0.3% (d)	26,698
NET ASSETS - 100.0%	9,792,149

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1	Mar 2025	54,520	1,108	1,108

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $957,952 or 9.8% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $918,371 or 9.4% of net assets.

(d)	Includes $9,697 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	575,973	1,108,353	1,535,823	2,785	-	-	148,503	148,474	0.0%
Total	575,973	1,108,353	1,535,823	2,785	-	-	148,503	148,474

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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